Financial Liabilities at Amortised Cost (Details) - Schedule of composition of other financial obligations, by maturity - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Non-current portion
Non-current portion subtotal	$ 239	$ 261
Current portion
Amounts due to credit card operators	186,237	149,894
Acceptance of letters of credit	110	159
Other long-term financial obligations, short-term portion	106,409	32,593
Current portion subtotal	292,756	182,646
Total other financial liabilities	292,995	182,907
Due After 1 Year But Within 2 Years [Member]
Non-current portion
Non-current portion subtotal	68	48
Due after 2 year but within 3 years [Member]
Non-current portion
Non-current portion subtotal	74	53
Due after 3 year but within 4 years [Member]
Non-current portion
Non-current portion subtotal	84	58
Due after 4 year but within 5 years [Member]
Non-current portion
Non-current portion subtotal	13	57
Due after 5 years [Member]
Non-current portion
Non-current portion subtotal		$ 45